Commitment and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingent Liabilities [Line Items]
Office lease early termination fee	$ 250,000
Rent expense for operating leases	400,000	300,000	600,000	500,000	400,000
Purchase commitments with vendors	8,900,000		5,900,000
Bank line of credit, maximum	10,000,000
Line of credit facility, amount outstanding	0		0	0
Line of credit facility, borrowings	0		0	0
Bank line of credit, required adjusted earnings before income tax, depreciation, and amortization	$ 8,000,000
Bank line of credit, interest rate description	Borrowings pursuant to this facility would bear interest at a floating per annum rate equal to the greater of one-quarter of one percentage point (0.25%) above the Prime Rate (3.25% at December 31, 2012) or three and one-half percent (3.50%).
Bank line of credit, premium over prime rate	0.25%
Bank line of credit, prime rate			3.25%
Bank line of credit, interest rate	3.50%
Minimum
Commitments And Contingent Liabilities [Line Items]
Office lease early termination written notice period (in days)	180 days